Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Changes in restructuring costs by segment
Changes in the restructuring liability balances for each reportable segment and Corporate are as follows:

		Southern	Northern		Right
	Americas(1)	Europe(2)	Europe	APME	Management	Corporate	Total
Balance, January 1, 2013	$4.5	$4.7	$15.6	$—	$6.6	$10.0	$41.4
Severance costs, net	15.2	6.2	24.7	2.7	9.1	4.4	62.3
Office closure costs, net	2.8	1.6	14.3	3.5	4.9	—	27.1
Costs paid or utilized	(15.7)	(8.0)	(32.4)	(4.4)	(8.3)	(13.6)	(82.4)
Balance, December 31, 2013	6.8	4.5	22.2	1.8	12.3	0.8	48.4
Costs paid or utilized	(5.7)	(2.2)	(16.4)	(1.3)	(10.0)	0.1	(35.5)
Balance, December 31, 2014	$1.1	$2.3	$5.8	$0.5	$2.3	$0.9	$12.9

(1)	Balance related to United States was $3.8 as of January 1, 2013. In 2013, United States incurred $7.8 for severance costs and $1.8 for office closure costs and paid/utilized $8.3, leaving a $5.1 liability as of December 31, 2013. In 2014, United States paid/utilized $4.1, leaving a $1.0 liability as of December 31, 2014.
(2)	Balance related to France was $3.8 as of January 1, 2013. In 2013, France incurred $0.6 for severance costs and $1.6 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2013. In 2014, France paid/utilized $1.4, leaving a $2.1 liability as of December 31, 2014. Italy had a $0.9 liability as of January 1, 2013. In 2013, Italy recorded severance costs of $3.4 and paid out $3.4, leaving a $0.9 liability as of December 31, 2013. In 2014, Italy paid/utilized $0.9, leaving no liability as of December 31, 2014.

Fair value of assets and liabilities measured on a recurring basis

The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted				Quoted
		Prices in				Prices in
		Active	Significant			Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2014	(Level 1)	(Level 2)	(Level 3)	2013	(Level 1)	(Level 2)	(Level 3)
Assets
Foreign currency forward contracts	$0.1	$—	$0.1	$—	$0.3	$—	$0.3	$—
Deferred compensation plan assets	81.4	81.4	—	—	71.6	71.6	—	—
	$81.5	$81.4	$0.1	$—	$71.9	$71.6	$0.3	$—

Goodwill and intangible assets

We have goodwill, finite-lived intangible assets and indefinite-lived intangible assets as follows:

			2014			2013
		Accumulated			Accumulated
December 31	Gross	Amortization	Net	Gross	Amortization	Net
Goodwill(1)	$1,075.2	$—	$1,075.2	$1,090.9	$—	$1,090.9
Intangible assets:
Finite-lived:
Technology	$19.6	$19.6	$—	$19.6	$19.6	$—
Franchise agreements	18.0	18.0	—	18.0	17.9	0.1
Customer relationships	359.9	225.6	134.3	351.5	196.4	155.1
Other	14.2	13.0	1.2	16.2	14.0	2.2
	411.7	276.2	135.5	405.3	247.9	157.4
Indefinite-lived:
Tradenames(2)	54.0	—	54.0	54.0	—	54.0
Reacquired franchise rights	97.3	—	97.3	97.7	—	97.7
	151.3	—	151.3	151.7	—	151.7
Total intangible assets	$563.0	$276.2	$286.8	$557.0	$247.9	$309.1

(1)	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2014 and 2013.
(2)	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2014 and 2013.

Property and equipment

A summary of property and equipment as of December 31 is as follows:

	2014	2013
Land	$5.7	$6.2
Buildings	19.2	20.8
Furniture, fixtures, and autos	178.2	194.1
Computer equipment	153.0	168.1
Leasehold improvements	277.4	317.0
Property and equipment	$633.5	$706.2